Securities - Summary of Proceeds and Gains and Losses from Sales of Available-for-Sale Securities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011
Amortized Cost And Fair Value Debt Securities [Abstract]
Proceeds	$ 4,309	$ 3,244
Realized gains	159	237
Realized losses
Impairment losses
Net securities gains	$ 159	$ 237